Earnings / (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings / (Loss) per share
Schedule of earnings per share

	At 31 December
	2023	2022	2021
		restated	restated
	USD	USD	USD

Profit/(loss) from continuing operations for the year attributable to equity holders of the Parent Company	4,115,151	(98,748,709)	(129,089,559)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	(1,058,675)	(24,830,739)	(12,399,838)

Weighted average number of ordinary shares outstanding during the year for basic EPS	6,785,700	6,785,700	6,785,700

Weighted average number of ordinary shares adjusted for the effect of dilution	11,026,477	11,026,477	11,026,477

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – basic	0.61	(14.61)	(19.10)

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – diluted	0.37	(14.61)	(19.10)

Profit/(loss) per share attributable to equity holders of the Parent Company – basic	0.45	(18.28)	(20.92)

Profit/(loss) per share attributable to equity holders of the Parent Company – Diluted	0.28	(18.28)	(20.92)